Stockholders' Equity (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Plans
Shares available for issuance	1,000,000
Stock-Based Compensation
Stock-based compensation expense (in dollars)	$ 5,900,000	$ 7,200,000	$ 0
Common Class A
Equity Incentive Plans
Shares authorized for issuance	4,000,000
Employee and Directors Stock Options
Equity Incentive Plans
Granted (in shares)	140,000	1,730,000
Vested at the end of the period (in shares)	670,000
Stock-Based Compensation
Unrecognized compensation cost related to non-vested stock options (in dollars)	3,600,000
Weighted-average periods over which unrecognized compensation cost recognized	2 years 2 months 12 days
Estimated forfeitures (as a percent)	1.50%
Valuation assumptions
Dividend yield (as a percent)	0.00%
Number of shares
Outstanding at the beginning of the period (in shares)	1,730,000
Granted (in shares)	140,000	1,730,000
Outstanding at the end of the period (in shares)	1,870,000	1,730,000
Vested at the end of the period (in shares)	670,000
Exercisable at the end of the period (in shares)	670,000
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 11.20
Granted (in dollars per share)	$ 11.56	$ 11.20
Outstanding at the end of the period (in dollars per share)	$ 11.23	$ 11.20
Vested at the end of the period (in dollars per share)	$ 11.07
Exercisable at the end of the period (in dollars per share)	$ 11.07
Weighted-average remaining contractual term
Outstanding at the beginning of the period	8 years 4 months 24 days	9 years 3 months 18 days
Granted	9 years 8 months 12 days	9 years 3 months 18 days
Outstanding at the end of the period	8 years 4 months 24 days	9 years 3 months 18 days
Vested at the end of the period	8 years 2 months 12 days
Exercisable at the end of the period	8 years 2 months 12 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars)	2,208,000
Granted (in dollars)		1,157,000
Outstanding at the end of the period (in dollars)	4,721,000	2,208,000
Vested at the end of the period (in dollars)	1,787,000
Exercisable at the end of the period (in dollars)	1,787,000
Weighted average grant date fair value of options granted (in dollars per share)	$ 3.75
Restricted Stock
Equity Incentive Plans
Granted (in shares)	79,000	1,195,000
Stock-Based Compensation
Unrecognized compensation cost related to non-vested restricted stock (in dollars)	$ 3,700,000
Weighted-average periods over which unrecognized compensation cost recognized	1 year 3 months 18 days
Number of shares
Outstanding at the beginning of the period (in shares)	945,000
Granted (in shares)	79,000	1,195,000
Vested (in shares)	(305,000)	(250,000)
Outstanding at the end of the period (in shares)	719,000	945,000
Weighted-average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 10.18
Granted (in dollars per share)	$ 11.34	$ 9.81
Vested (in dollars per share)	$ 11.33	$ 8.41
Outstanding at the end of the period (in dollars per share)	$ 9.82	$ 10.18
Time Based Restricted Stock and Stock Option
Equity Incentive Plans
Number of equal annual installments for vesting of awards	3
Time Based Stock Option | Black Scholes Pricing Model
Valuation assumptions
Risk-free interest rate, minimum (as a percent)	1.76%	0.93%
Risk-free interest rate, maximum (as a percent)	1.92%	2.03%
Volatility, minimum (as a percent)	28.40%	34.40%
Volatility, maximum (as a percent)	30.90%	36.70%
Weighted-average expected term		6 years
Time Based Stock Option | Black Scholes Pricing Model | Maximum
Valuation assumptions
Weighted-average expected term	6 years 3 months 18 days
Time Based Stock Option | Black Scholes Pricing Model | Minimum
Valuation assumptions
Weighted-average expected term	6 years
Time Based Restricted Stock
Weighted-average grant date fair value
Vesting period	3 years
Event Based Restricted Stock and Stock Option | Common Class A
Equity Incentive Plans
Closing price per share to be attained for vesting of awards to begin (in dollars per share)	$ 15.00
Event Based Restricted Stock and Stock Option | Common Class A | Minimum
Equity Incentive Plans
Number of trading days on which the closing price per share should attain the specified price per share for vesting of awards to begin	10
Event Based Stock Option
Aggregate intrinsic value
Unvested options	300,000
Event Based Stock Option | Monte Carlo simulation model
Valuation assumptions
Risk-free interest rates (as a percent)		1.78%
Volatility (as a percent)		36.70%
Event Based Stock Option | Monte Carlo simulation model | Maximum
Valuation assumptions
Weighted-average expected term		5 years 9 months 18 days
Event Based Stock Option | Monte Carlo simulation model | Minimum
Valuation assumptions
Weighted-average expected term		5 years 4 months 24 days
Event Based Restricted Stock
Aggregate intrinsic value
Unvested options	200,000
Event Based Restricted Stock | Monte Carlo simulation model
Valuation assumptions
Risk-free interest rates (as a percent)		0.52%
Volatility (as a percent)		36.70%
Event Based Restricted Stock | Monte Carlo simulation model | Maximum
Valuation assumptions
Weighted-average expected term		1 year 3 months 18 days
Event Based Restricted Stock | Monte Carlo simulation model | Minimum
Valuation assumptions
Weighted-average expected term		7 months 6 days